INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 175	$ 75	$ 294	$ 605
Items that may be reclassified to profit or loss
Foreign currency translation	94	(34)	(486)	22
Other	0	0	1	0
Items reclassified to profit or loss
Other	0	0	(5)	0
Other comprehensive income / (loss) , net of tax	94	(34)	(490)	22
Total comprehensive income / (loss) , net of tax	269	41	(196)	627
Attributable to:
The owners of the parent	259	76	(150)	640
Non-controlling interests	10	(35)	(46)	(13)
Total comprehensive income / (loss) , net of tax	$ 269	$ 41	$ (196)	$ 627